Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts	$ 3,318	$ 3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	0	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426
Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$ 1,742	$ 1,782